SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure of supplementary financial statement information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 16 – SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Other receivables

	December 31,
	2016	2017
	In USD thousands
Institutions	198	446
Other	25	140
	223	586

b.	Long-term prepaid expenses

The prepaid expenses relate to operating lease agreements in respect of the vehicles leased by the Company.

c.	Accounts payable and accruals

		December 31,
		2016	2017
		In USD thousands
1)	Trade:
	Accounts payable:
	Overseas	2,152	4,350
	In Israel	438	1,166
		2,590	5,516
2)	Other:
	Accrued expenses	560	620
	Accrual for vacation and recreation pay	186	215
	Payroll and related expenses	217	259
	Other	15	19
		978	1,113

The carrying amounts of accounts payable and accruals approximate their fair value, as the effect of discounting is not material.

d.	Research and development expenses

	Year ended December 31,
	2015	2016	2017
	In USD thousands
Research and development services	5,455	5,501	12,123
Payroll and related expenses	3,754	3,475	5,097
Lab, occupancy and telephone	926	769	920
Professional fees	772	678	662
Depreciation and amortization	414	452	452
Other	168	302	256
	11,489	11,177	19,510

e.	Sales and marketing expenses

	Year ended December 31,
	2015	2016	2017
	In USD thousands
Payroll and related expenses	690	659	817
Marketing	243	600	797
Overseas travel	70	93	79
	1,003	1,352	1,693

f.	General and administrative expenses

	Year ended December 31,
	2015	2016	2017
	In USD thousands
Payroll and related expenses	2,003	2,172	2,060
Professional fees	1,053	1,144	1,298
Insurance	155	154	210
Depreciation	27	30	29
Other	466	484	440
	3,704	3,984	4,037

g.	Non-operating income (expenses), net

	Year ended December 31,
	2015	2016	2017
	In USD thousands
Issuance costs	-	-	(133)
Changes in fair value of warrants	1,292	207	(127)
Cost reimbursement related to prior year	153	-	-
Other	-	7	-
	1,445	214	(260)

h.	Financial income

	Year ended December 31,
	2015	2016	2017
	In USD thousands
Interest income and exchange differences	457	469	824
Gain on foreign currency hedging	-	11	345
	457	480	1,169

i.	Financial expenses

	Year ended December 31,
	2015	2016	2017
	In USD thousands
Exchange differences	91	8	-
Bank commissions	15	14	21
	106	22	21